Director's Loans (Tables)	12 Months Ended
Mar. 31, 2020
Borrowings [abstract]
Schedule of unsecured loans payable
	Year ended March 31, 2020	Year ended March 31, 2019
Opening balance	$893,800	$763,544
Principal advances	675,000	—
Principal repayments	(375,000)	—
Transaction costs	(490,449)	—
Amortization of transaction costs	108,768	130,256
Closing balance	$812,119	$893,800

Schedule of borrowings
	March 31, 2020	March 31, 2019
Current portion	$300,000	$893,800
Non-current portion	512,119	—
Total	$812,119	$893,800

Schedule of transaction cost
Finance expenses	For the year ended March 31,
	2020	2019	2018
Interest on director’s loan	$105,630	$90,000	$128,096
Amortization of transaction costs	108,768	130,256	433,044
Total	$214,398	$220,256	$561,140